ACCOUNTS PAYABLE AND OTHER LIABILITIES - Schedule of Accounts Payable and Other Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable and accrued liabilities	$ 1,636	$ 1,810
Loans and notes payables	769	500
Derivative liabilities	399	242
Deferred revenue	242	195
Other liabilities	6	2
Total accounts payable and other liabilities	$ 3,052	$ 2,749